UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-3346

                          OPPENHEIMER SERIES FUND, INC.
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: OCTOBER 31

           Date of reporting period: MAY 1, 2005 THROUGH JULY 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Disciplined Allocation Fund

STATEMENT OF INVESTMENTS  July 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                          Shares           Value
--------------------------------------------------------------------------------
COMMON STOCKS--54.9%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--7.5%
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.4%
WCI Communities, Inc. 1                                   16,600   $     563,736
--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--1.0%
IAC/InterActiveCorp 1                                     49,000       1,308,300
--------------------------------------------------------------------------------
MEDIA--6.1%
Discovery Holding Co., Cl. A 1                            35,590         507,869
--------------------------------------------------------------------------------
Liberty Global, Inc., Series A 1                          94,631       4,489,295
--------------------------------------------------------------------------------
Liberty Media Corp., Cl. A 1                             355,900       3,128,361
                                                                   -------------
                                                                       8,125,525
CONSUMER STAPLES--3.6%
--------------------------------------------------------------------------------
BEVERAGES--0.7%
Constellation Brands, Inc., Cl. A 1                       34,400         942,560
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.7%
Wal-Mart Stores, Inc.                                     18,600         917,910
--------------------------------------------------------------------------------
TOBACCO--2.2%
Altria Group, Inc.                                        44,600       2,986,416

ENERGY--4.3%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.8%
Halliburton Co.                                           20,400       1,143,420
--------------------------------------------------------------------------------
OIL & GAS--3.5%
BP plc, ADR                                               39,800       2,622,024
--------------------------------------------------------------------------------
Kinder Morgan, Inc.                                        7,700         684,222
--------------------------------------------------------------------------------
LUKOIL, Sponsored ADR                                     32,700       1,347,031
                                                                   -------------
                                                                       4,653,277
FINANCIALS--9.8%
--------------------------------------------------------------------------------
COMMERCIAL BANKS--1.6%
Bank of America Corp.                                     15,302         667,167
--------------------------------------------------------------------------------
Wachovia Corp.                                            13,988         704,715
--------------------------------------------------------------------------------
Wells Fargo & Co.                                         12,800         785,152
                                                                   -------------
                                                                       2,157,034
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--4.5%
Alliance Capital Management Holding LP                    11,700         532,701
--------------------------------------------------------------------------------
Capital One Financial Corp.                               15,000       1,237,500
--------------------------------------------------------------------------------
Citigroup, Inc.                                           45,277       1,969,550
--------------------------------------------------------------------------------
JPMorgan Chase & Co.                                      19,500         685,230
--------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                            11,000       1,156,430
--------------------------------------------------------------------------------
Morgan Stanley                                             7,400         392,570
                                                                   -------------
                                                                       5,973,981
--------------------------------------------------------------------------------
INSURANCE--2.8%
American International Group, Inc.                         6,700         403,340
--------------------------------------------------------------------------------
Aspen Insurance Holdings Ltd.                             14,500         411,945
--------------------------------------------------------------------------------
Assured Guaranty Ltd.                                     16,000         381,600
--------------------------------------------------------------------------------
Everest Re Group Ltd.                                      7,900         769,460
--------------------------------------------------------------------------------
Genworth Financial, Inc., Cl. A                           48,500       1,520,960
--------------------------------------------------------------------------------
Phoenix Cos., Inc. (The)                                  27,100         341,460
                                                                   -------------
                                                                       3,828,765


1               |               Oppenheimer Disciplined Allocation Fund

Oppenheimer Disciplined Allocation Fund

STATEMENT OF INVESTMENTS  July 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                         Shares          Value
--------------------------------------------------------------------------------
FINANCIALS CONTINUED
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--0.9%
Countrywide Financial Corp.                               18,300   $     658,800
--------------------------------------------------------------------------------
Freddie Mac                                                8,100         512,568
                                                                   -------------
                                                                       1,171,368
HEALTH CARE--7.2%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--1.4%
MedImmune, Inc. 1                                         27,200         772,752
--------------------------------------------------------------------------------
Wyeth                                                     24,000       1,098,000
                                                                   -------------
                                                                       1,870,752
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.8%
Boston Scientific Corp. 1                                 22,600         654,270
--------------------------------------------------------------------------------
Cooper Cos., Inc. (The)                                    5,700         391,590
                                                                   -------------
                                                                       1,045,860
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--0.8%
Manor Care, Inc.                                          10,600         402,376
--------------------------------------------------------------------------------
Tenet Healthcare Corp. 1                                  59,000         716,260
                                                                   -------------
                                                                       1,118,636
--------------------------------------------------------------------------------
PHARMACEUTICALS--4.2%
GlaxoSmithKline plc, ADR                                  18,900         896,616
--------------------------------------------------------------------------------
Pfizer, Inc.                                              45,900       1,216,350
--------------------------------------------------------------------------------
Sanofi-Aventis SA, ADR                                    30,300       1,311,990
--------------------------------------------------------------------------------
Schering-Plough Corp. 2                                   44,800         932,736
--------------------------------------------------------------------------------
Watson Pharmaceuticals, Inc. 1                            38,000       1,269,200
                                                                   -------------
                                                                       5,626,892
INDUSTRIALS--8.5%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--4.9%
Honeywell International, Inc.                             58,300       2,290,024
--------------------------------------------------------------------------------
Orbital Sciences Corp. 1                                 131,300       1,512,576
--------------------------------------------------------------------------------
Raytheon Co.                                              69,200       2,721,636
                                                                   -------------
                                                                       6,524,236
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--2.3%
Cendant Corp.                                            139,400       2,977,584
--------------------------------------------------------------------------------
Corinthian Colleges, Inc. 1                               12,800         175,744
                                                                   -------------
                                                                       3,153,328
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.2%
GrafTech International Ltd. 1                             41,100         213,309
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--1.1%
Tyco International Ltd.                                   49,600       1,511,312

INFORMATION TECHNOLOGY--10.0%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.0%
Geotek Communications, Inc., Series B, Escrow
Shares 1,3,4                                                 100              --
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.8%
Hewlett-Packard Co.                                       43,100       1,061,122
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.5%
Flextronics International Ltd. 1                          44,700         605,238

2               |               Oppenheimer Disciplined Allocation Fund

Oppenheimer Disciplined Allocation Fund

STATEMENT OF INVESTMENTS  July 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                          Shares           Value
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY CONTINUED
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.2%
Net2Phone, Inc. 1                                        118,500  $      216,855
--------------------------------------------------------------------------------
IT SERVICES--0.2%
CSG Systems International, Inc. 1                         13,700         255,505
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--2.4%
ATI Technologies, Inc. 1                                  30,100         378,959
--------------------------------------------------------------------------------
Freescale Semiconductor, Inc., Cl. A 1                    62,500       1,595,000
--------------------------------------------------------------------------------
Intel Corp.                                               19,300         523,802
--------------------------------------------------------------------------------
MEMC Electronic Materials, Inc. 1                         44,100         749,259
                                                                   -------------
                                                                       3,247,020
--------------------------------------------------------------------------------
SOFTWARE--5.9%
Compuware Corp. 1                                         60,800         512,544
--------------------------------------------------------------------------------
Microsoft Corp.                                           63,300       1,621,113
--------------------------------------------------------------------------------
Novell, Inc. 1                                           146,000         887,680
--------------------------------------------------------------------------------
Oracle Corp. 1                                            47,100         639,618
--------------------------------------------------------------------------------
Synopsys, Inc. 1                                          37,200         688,572
--------------------------------------------------------------------------------
Take-Two Interactive Software, Inc. 1                    144,950       3,567,220
                                                                   -------------
                                                                       7,916,747
MATERIALS--0.7%
--------------------------------------------------------------------------------
CHEMICALS--0.5%
Praxair, Inc.                                             14,300         706,277
--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.2%
Bowater, Inc.                                              8,100         273,861

TELECOMMUNICATION SERVICES--1.4%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.4%
IDT Corp., Cl. B 1                                       141,400       1,836,786
UTILITIES--1.9%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--1.9%
AES Corp. (The) 1                                        115,200       1,848,960
--------------------------------------------------------------------------------
Reliant Energy, Inc. 1                                    55,200         731,952
                                                                   -------------
                                                                       2,580,912
                                                                   -------------
Total Common Stocks (Cost $60,724,474)                                73,536,940


3               |               Oppenheimer Disciplined Allocation Fund

Oppenheimer Disciplined Allocation Fund

STATEMENT OF INVESTMENTS  July 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                            Principal
                                                               Amount
-------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--6.1%
-------------------------------------------------------------------------------------
Aesop Funding II LLC, Automobile Asset-Backed
Certificates, Series 2005-1A, Cl. A2, 3.49%,
4/20/08 3,5                                             $      80,000          79,911
-------------------------------------------------------------------------------------
BMW Vehicle Owner Trust, Automobile Loan Certificates:
Series 2004-A, Cl. A2, 1.88%, 10/25/06                         42,747          42,691
Series 2005-A, Cl. A2, 3.65%, 12/26/07                        290,000         289,511
-------------------------------------------------------------------------------------
Capital Auto Receivables Asset Trust, Automobile
Mtg.-Backed Nts.:
Series 2004-2, Cl. A3, 3.58%, 1/15/09                         270,000         265,581
Series 2005-1, Cl. A2B, 3.73%, 7/16/07                        130,000         129,915
-------------------------------------------------------------------------------------
Centex Home Equity Co. LLC, Home Equity Loan
Asset-Backed Certificates:
Series 2004-D, Cl. AF1, 2.98%, 4/25/20 3                       71,121          70,696


                                                            Principal
                                                               Amount           Value
-------------------------------------------------------------------------------------
Series 2005-B, Cl. AF1, 4.02%, 3/26/35 3                $      74,849   $      74,560
Series 2005-C, Cl. AF1, 4.196%, 6/25/35 3                     184,666         184,520
-------------------------------------------------------------------------------------
Chase Funding Mortgage Loan Asset-Backed
Certificates, Home Equity Mtg. Obligations:
Series 2003-1, Cl. 1A3, 3.14%, 7/25/23 3                        5,111           5,101
Series 2003-5, Cl. 1A2, 2.451%, 11/25/18                       39,419          39,278
Series 2004-1, Cl. 1A2, 2.427%, 6/25/19                       110,000         109,563
-------------------------------------------------------------------------------------
Chase Manhattan Auto Owner Trust, Automobile Loan
Pass-Through Certificates:
Series 2002-A, Cl. A4, 4.24%, 9/15/08                          30,651          30,704
Series 2005-A, Cl. A2, 3.72%, 12/15/07                        230,000         229,285
-------------------------------------------------------------------------------------
CIT Equipment Collateral, Equipment Receivable-Backed
Nts., Series 2004-DFS, Cl. A2, 2.66%, 11/20/06 3              190,000         189,073
-------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, Credit Card
Receivable Nts.:
Series 2001-A6, Cl. A6, 5.65%, 6/16/08                        250,000         253,204
Series 2003-C4, Cl. C4, 5%, 6/10/15                            40,000          39,762
-------------------------------------------------------------------------------------
Countrywide Asset-Backed Certificates, Inc., Home
Equity Asset-Backed Certificates:
Series 2002-4, Cl. A1, 3.83%, 2/25/33 5                        16,049          16,272
Series 2005-7, Cl. AF1B, 4.317%, 11/25/35                     196,358         196,082
-------------------------------------------------------------------------------------
DaimlerChrysler Auto Trust, Automobile Loan
Pass-Through Certificates:
Series 2001-D, Cl. A4, 3.78%, 2/6/07                           32,751          32,772
Series 2002-A, Cl. A4, 4.49%, 10/6/08                          68,574          68,708
Series 2004-B, Cl. A2, 2.48%, 2/8/07 3                         51,604          51,505
Series 2004-C, Cl. A2, 2.62%, 6/8/07                          296,776         295,665
Series 2005-A, Cl. A2, 3.17%, 9/8/07 3                        320,000         319,076
Series 2005-B, Cl. A2, 3.75%, 12/8/07                         230,000         229,683
-------------------------------------------------------------------------------------
Equity One ABS, Inc., Home Equity Mtg. Pass-Through
Certificates, Series 2004-3, Cl. AF2, 3.80%, 7/25/34           50,000          49,779
-------------------------------------------------------------------------------------
Ford Credit Auto Owner Trust, Automobile Loan
Pass-Through Certificates:
Series 2004-A, Cl. A2, 2.13%, 10/15/06                        144,086         143,708
Series 2005-A, Cl. A3, 3.48%, 11/17/08                        190,000         188,141
Series 2005-B, Cl. A2, 3.77%, 9/15/07                         210,000         209,851
-------------------------------------------------------------------------------------
Harley-Davidson Motorcycle Trust, Motorcycle
Receivable Nts., Series 2003-3, Cl. A1, 1.50%, 1/15/08         55,106          54,986
-------------------------------------------------------------------------------------
Honda Auto Receivables Owner Trust, Automobile
Receivable Obligations:
Series 2005-1, Cl. A2, 3.21%, 5/21/07 3                       130,000         129,611
Series 2005-3, Cl. A2, 3.73%, 10/18/07                        210,000         209,279
-------------------------------------------------------------------------------------
Litigation Settlement Monetized Fee Trust,
Asset-Backed Certificates, Series 2001-1A, Cl. A1,
8.33%, 4/25/31 3                                              622,016         640,677
-------------------------------------------------------------------------------------
M&I Auto Loan Trust, Automobile Loan Certificates,
Series 2002-1, Cl. A3, 2.49%, 10/22/07                          8,904           8,903
-------------------------------------------------------------------------------------
MBNA Credit Card Master Note Trust, Credit Card
Receivables, Series 2003-C7, Cl. C7, 4.731%,
3/15/16 5                                                     360,000         383,156
-------------------------------------------------------------------------------------
National City Auto Receivables Trust, Automobile
Receivable Obligations, Series 2004-A, Cl. A2, 1.50%,
2/15/07                                                        27,079          27,054
-------------------------------------------------------------------------------------
Nissan Auto Lease Trust, Automobile Lease
Obligations, Series 2004-A, Cl. A2, 2.55%, 1/15/07            139,131         138,696
-------------------------------------------------------------------------------------
Nissan Auto Receivables Owner Trust, Automobile
Receivable Nts., Series 2004-A, Cl. A2, 1.40%, 7/17/06         32,943          32,902


4               |               Oppenheimer Disciplined Allocation Fund

Oppenheimer Disciplined Allocation Fund

STATEMENT OF INVESTMENTS  July 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                            Principal
                                                               Amount           Value
-------------------------------------------------------------------------------------
Onyx Acceptance Owner Trust, Automobile Receivable
Obligations:
Series 2002-B, Cl. A4, 4.71%, 3/15/09                   $     152,052   $     152,359
Series 2005-B, Cl. A2, 4.03%, 4/15/08                         170,000         169,748
-------------------------------------------------------------------------------------
Option One Mortgage Loan Trust, Home Equity Mtg.
Obligations, Series 2004-3, Cl. A2, 3.61%,
11/25/34 3,5                                                   14,156          14,165
-------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust, Home Equity
Pass-Through Certificates:
Series 2004-5, Cl. A F2, 3.735%, 11/10/34 3                    70,000          69,091
Series 2005-1, Cl. A F2, 3.914%, 5/25/35                       60,000          59,243
Series 2005-2, Cl. A F2, 4.415%, 4/25/35 3                     90,000          89,515
-------------------------------------------------------------------------------------
Residential Asset Mortgage Products, Inc., Home
Equity Asset-Backed Pass-Through Certificates, Series
2004-RS7, Cl. AI3, 4.45%, 7/25/28                             170,000         169,414
-------------------------------------------------------------------------------------
Structured Asset Securities Corp., Collateralized
Mtg. Obligations, Pass-Through Certificates, Series
2005-4XS, Cl. 3A1, 5.18%, 3/26/35                             419,945         421,424
-------------------------------------------------------------------------------------
Toyota Auto Receivables Owner Trust, Automobile
Mtg.-Backed Obligations, Series 2002-B, Cl. A4,
4.39%, 5/15/09                                                304,656         305,078
-------------------------------------------------------------------------------------
USAA Auto Owner Trust, Automobile Loan Asset-Backed
Nts.:
Series 2004-1, Cl. A2, 1.43%, 9/15/06                          10,848          10,844
Series 2004-2, Cl. A2, 2.41%, 2/15/07                         113,741         113,464
Series 2004-3, Cl. A2, 2.79%, 6/15/07                         174,223         173,730
-------------------------------------------------------------------------------------
Volkswagen Auto Lease Trust, Automobile Lease
Asset-Backed Securities:
Series 2004-A, Cl. A2, 2.47%, 1/22/07                         182,167         181,579
Series 2005-A, Cl. A2, 3.52%, 4/20/07                         230,000         229,408
-------------------------------------------------------------------------------------
Wachovia Auto Owner Trust, Automobile Receivable
Nts., Series 2004-B, Cl. A2, 2.40%, 5/21/07                   107,785         107,424
-------------------------------------------------------------------------------------
Wells Fargo Home Equity Trust, Collateralized Mtg.
Obligations, Series 2004-2, Cl. AI1B, 2.94%, 9/25/18          207,111         205,373
-------------------------------------------------------------------------------------
WFS Financial Owner Trust, Automobile Receivable
Obligations, Series 2002-2, Cl. A4, 4.50%, 2/20/10             70,811          71,019
-------------------------------------------------------------------------------------
Whole Auto Loan Trust, Automobile Loan Receivable
Certificates:
Series 2002-1, Cl. A3, 2.60%, 8/15/06                          39,885          39,874
Series 2004-1, Cl. A2A, 2.59%, 5/15/07                        186,820         185,949
                                                                        -------------
Total Asset-Backed Securities (Cost $8,236,022)                             8,228,562
-------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--29.2%
-------------------------------------------------------------------------------------
GOVERNMENT AGENCY--24.2%
-------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED--23.9%
Federal Home Loan Mortgage Corp.:
6%, 7/1/24                                                    338,818         347,950
6.50%, 4/1/18-4/1/34                                          346,746         359,792
7%, 6/1/29-11/1/32                                            929,967         976,901
8%, 4/1/16                                                     94,087         100,483
9%, 8/1/22-5/1/25                                              26,815          29,206
-------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Gtd. Real Estate
Mtg. Investment Conduit Multiclass Pass-Through
Certificates:
Series 1669, Cl. G, 6.50%, 2/15/23                             21,843          21,880
Series 2034, Cl. Z, 6.50%, 2/15/28                             75,729          78,566
Series 2053, Cl. Z, 6.50%, 4/15/28                             89,288          92,356
Series 2055, Cl. ZM, 6.50%, 5/15/28                           121,235         125,192
Series 2075, Cl. D, 6.50%, 8/15/28                            242,893         251,208
Series 2080, Cl. Z, 6.50%, 8/15/28                             75,526          77,807

5               |               Oppenheimer Disciplined Allocation Fund

Oppenheimer Disciplined Allocation Fund

STATEMENT OF INVESTMENTS  July 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                            Principal
                                                               Amount           Value
-------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
Series 2387, Cl. PD, 6%, 4/15/30                        $     126,381   $     127,494
Series 2456, Cl. BD, 6%, 3/15/30                               69,124          69,488
Series 2498, Cl. PC, 5.50%, 10/15/14                           10,795          10,821
Series 2500, Cl. FD, 3.888%, 3/15/32 5                         41,462          41,614
Series 2526, Cl. FE, 3.788%, 6/15/29 5                         51,738          52,028
Series 2550, Cl. QK, 4.50%, 4/15/22                            10,202          10,194
Series 2551, Cl. FD, 3.788%, 1/15/33 5                         40,894          41,214
Series 2583, Cl. KA, 5.50%, 3/15/22                           287,191         288,711
-------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only
Stripped Mtg.-Backed Security:
Series 176, Cl. IO, 7.936%, 6/1/26 6                           73,796          14,918
Series 183, Cl. IO, 5.22%, 4/1/27 6                           115,570          23,309
Series 184, Cl. IO, 10.19%, 12/1/26 6                         122,325          23,809
Series 192, Cl. IO, 8.504%, 2/1/28 6                           35,576           6,780
Series 200, Cl. IO, 7.308%, 1/1/29 6                           42,547           8,305
Series 2130, Cl. SC, 10.231%, 3/15/29 6                        96,490           8,181
Series 2796, Cl. SD, 16.357%, 7/15/26 6                       126,760          11,012
Series 2920, Cl. S, 16.418%, 1/15/35 6                        821,884          46,774
Series 3000, Cl. SE, 0%, 7/15/25 6                            760,000          36,100
-------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Principal-Only
Stripped Mtg.-Backed Security, Series 176, Cl. PO,
5.518%, 6/1/26 7                                               41,204          35,335
-------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
4.50%, 8/1/20 8                                             1,561,000       1,535,634
5%, 6/1/18-7/1/18                                             714,235         716,651
5%, 8/1/20-8/11/35 8                                        4,338,000       4,285,355
5.50%, 2/1/33-11/1/34                                       2,951,438       2,969,413
5.50%, 8/1/20-8/1/35 8                                      2,554,000       2,577,287
6%, 7/1/16-11/1/17                                            397,887         411,290
6%, 8/1/16-8/1/35 8                                         6,005,361       6,149,250
6.50%, 3/1/26-10/1/30                                          98,377         102,173
6.50%, 8/1/35 8                                             5,500,000       5,690,784
7%, 11/1/17-2/25/22                                           461,060         476,800
7.50%, 1/1/08-8/1/29                                          112,716         119,570
8.50%, 7/1/32                                                   9,168           9,983
-------------------------------------------------------------------------------------
Federal National Mortgage Assn. Grantor Trust,
Commercial Mtg. Obligations, Trust 2002-T1, Cl. A2,
7%, 11/25/31                                                  268,102         280,556
-------------------------------------------------------------------------------------
Federal National Mortgage Assn., Collateralized Mtg.
Obligations, Gtd. Real Estate Mtg. Investment Conduit
Pass-Through Certificates:
Trust 1993-87, Cl. Z, 6.50%, 6/25/23                          204,786         212,683
Trust 1996-35, Cl. Z, 7%, 7/25/26                             308,770         317,282
Trust 1998-63, Cl. PG, 6%, 3/25/27                             26,269          26,275
Trust 2001-50, Cl. NE, 6%, 8/25/30                             67,514          68,005
Trust 2001-51, Cl. OD, 6.50%, 10/25/31                        295,308         306,344
Trust 2001-70, Cl. LR, 6%, 9/25/30                             68,708          69,539
Trust 2001-72, Cl. NH, 6%, 4/25/30                             50,204          50,549
Trust 2001-74, Cl. PD, 6%, 5/25/30                             19,679          19,799
Trust 2002-77, Cl. WF, 3.809%, 12/18/32 5                      63,323          63,732
Trust 2002-94, Cl. MA, 4.50%, 8/25/09                          44,422          44,370
Trust 2003-10, Cl. HP, 5%, 2/25/18                            350,000         350,011
Trust 2004-101, Cl. BG, 5%, 1/25/20                           236,000         236,660


6               |               Oppenheimer Disciplined Allocation Fund

Oppenheimer Disciplined Allocation Fund

STATEMENT OF INVESTMENTS  July 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                            Principal
                                                               Amount           Value
-------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
-------------------------------------------------------------------------------------
Trust 2005-71, Cl. DB, 4.50%, 8/25/25                   $     160,000   $     153,613
-------------------------------------------------------------------------------------
Federal National Mortgage Assn., Collateralized Mtg.
Obligations, Gtd. Real Estate Mtg. Investment Conduit
Pass-Through Certificates, Interest-Only Stripped
Mtg.-Backed Security:
Trust 1993-223, Cl. P M, 3.084%, 10/25/23 6                    70,090           6,873
Trust 2002-38, Cl. SO, 6.914%, 4/25/32 6                       97,750           7,722
Trust 2002-47, Cl. NS, 5.199%, 4/25/32 6                      156,237          15,812
Trust 2002-51, Cl. S, 5.418%, 8/25/32 6                       143,532          14,489
Trust 2002-77, Cl. IS, 6.487%, 12/18/32 6                     166,537          19,276
-------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only
Stripped Mtg.-Backed Security:
Trust 222, Cl. 2, 6.02%, 6/1/23 6                             248,134          48,067
Trust 240, Cl. 2, 8.99%, 9/1/23 6                             383,828          76,426
Trust 247, Cl. 2, 5.453%, 10/1/23 6                           427,571          85,356
Trust 252, Cl. 2, (2.685)%, 11/1/23 6                         186,614          38,073
Trust 254, Cl. 2, 0.752%, 1/1/24 6                             92,228          18,844
Trust 273, Cl. 2, 8.477%, 7/1/26 6                             54,375          10,773
Trust 319, Cl. 2, 2.817%, 2/1/32 6                             79,937          16,743
Trust 321, Cl. 2, (2.46)%, 3/1/32 6                           777,541         164,492
Trust 329, Cl. 2, 3.601%, 1/1/33 6                            121,585          25,356
Trust 331, Cl. 9, (5.141)%, 2/1/33 6                          218,174          43,369
Trust 333, Cl. 2, 2.23%, 3/1/33 6                             874,654         185,367
Trust 334, Cl. 17, (1.067)%, 2/1/33 6                         128,801          24,980
Trust 350, Cl. 2, 6.92%, 2/1/34 6                             825,482         172,494
Trust 2001-65, Cl. S, 24.093%, 11/25/31 6                     351,088          32,715
Trust 2001-81, Cl. S, 8.469%, 1/25/32 6                        79,782           7,771
Trust 2002-9, Cl. MS, 6.487%, 3/25/32 6                       112,346          11,946
Trust 2002-52, Cl. SD, 1.17%, 9/25/32 6                       177,354          20,084
Trust 2002-77, Cl. SH, 12.039%, 12/18/32 6                    102,762          10,737
Trust 2002-96, Cl. SK, 25.526%, 4/25/32 6                     927,411          86,691
Trust 2003-4, Cl. S, 20.998%, 2/25/33 6                       195,374          19,576
Trust 2004-54, Cl. DS, 10.873%, 11/25/30 6                    148,192          10,755
Trust 2005-6, Cl. SE, 17.042%, 2/25/35 6                      562,165          32,945
Trust 2005-19, Cl. SA, 15.17%, 3/25/35 6                    2,231,648         136,272
Trust 2005-40, Cl. SA, 18.471%, 5/25/35 6                     493,740          30,222
Trust 2005-71, Cl. SA, 27.923%, 8/25/25 6                     480,000          29,143
-------------------------------------------------------------------------------------
Federal National Mortgage Assn., Principal-Only
Stripped Mtg.-Backed Security, Trust 1993-184, Cl. M,
7.439%, 9/25/23 7                                              79,927          68,374
                                                                        -------------
                                                                           32,032,779
-------------------------------------------------------------------------------------
GNMA/GUARANTEED--0.3%
Government National Mortgage Assn.:
7%, 4/15/09-2/15/24                                           131,663         138,401
7.50%, 3/15/09                                                 77,861          81,305
8%, 5/15/17                                                    51,752          55,768
8.50%, 8/15/17-12/15/17                                        34,351          37,349


7               |               Oppenheimer Disciplined Allocation Fund

Oppenheimer Disciplined Allocation Fund

STATEMENT OF INVESTMENTS  July 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                            Principal
                                                               Amount           Value
-------------------------------------------------------------------------------------
GNMA/GUARANTEED CONTINUED
-------------------------------------------------------------------------------------
Government National Mortgage Assn., Interest-Only
Stripped Mtg.-Backed Security:
Series 2001-21, Cl. SB, 4.219%, 1/16/27 6               $     236,019   $      20,620
Series 2002-76, Cl. SY, 4.931%, 12/16/26 6                    318,000          28,857
Series 2004-11, Cl. SM, (0.51)%, 1/17/30 6                    120,049           9,439
                                                                        -------------
                                                                              371,739
NON-AGENCY--5.0%
-------------------------------------------------------------------------------------
COMMERCIAL--4.7%
Banc of America Commercial Mortgage, Inc., Commercial
Mtg. Pass-Through Certificates:
Series 2004-6, Cl. A3, 4.512%, 12/10/42                       210,000         206,663
Series 2005-2, Cl. A4, 4.783%, 7/10/43                        280,000         278,629
Series 2005-3, Cl. A2, 4.501%, 7/10/43                        230,000         227,397
-------------------------------------------------------------------------------------
Bank of America Mortgage Securities, Inc.,
Collateralized Mtg. Obligations Pass-Through
Certificates:
Series 2004-E, Cl. 2A9, 3.712%, 6/25/34                        88,872          88,849
Series 2004-2, Cl. 2A1, 6.50%, 7/20/32                        243,441         245,653
Series 2004-8, Cl. 5A1, 6.50%, 5/25/32                        201,581         206,558
Series 2005-E, Cl. 2A2, 4.995%, 6/25/35 5                      72,574          72,543
-------------------------------------------------------------------------------------
Bear Stearns Commercial Mortgage Securities, Inc.,
Commercial Mtg. Obligations, Series 2005-PWR7, Cl.
A2, 4.945%, 2/11/41                                           100,000         100,731
-------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust, Collateralized
Mtg. Obligations, Series 2004-J9, Cl. 1A1, 3.64%,
10/25/34 5                                                    137,981         138,111
-------------------------------------------------------------------------------------
First Union National Bank/Lehman Brothers/Bank of
America Commercial Mtg. Trust, Pass-Through
Certificates, Series 1998-C2, Cl. A2, 6.56%, 11/18/35         137,652         143,576
-------------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp., Commercial Mtg.
Obligations, Series 2005-CA, Cl. A3, 4.578%, 6/10/48           90,000          88,977
-------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., Commercial
Mtg. Pass-Through Certificates:
Series 1997-C1, Cl. A3, 6.869%, 7/15/29                        83,990          87,071
Series 2004-C3, Cl. A4, 4.547%, 12/10/41                      140,000         137,928
-------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp.,
Commercial Mtg. Pass-Through Certificates, Series
2005-GG3, Cl. A2, 4.305%, 8/10/42                             190,000         187,206
-------------------------------------------------------------------------------------
GS Mortgage Securities Corp. II, Commercial Mtg.
Pass-Through Certificates, Series 2004-C1, Cl. A1,
3.659%, 10/10/28                                              148,013         144,364
-------------------------------------------------------------------------------------
GSR Mortgage Loan Trust, Collateralized Mtg.
Obligations, Series 2004-12, Cl. 3A1, 4.494%,
12/25/34 3,5                                                  191,976         191,435
-------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp.,
Commercial Mtg. Pass-Through Certificates, Series
2005-LDP2, Cl. A2, 4.575%, 7/15/42                             60,000          59,608
-------------------------------------------------------------------------------------
Lehman XS Trust, Mortgage-Backed Obligations, Series
2005-2, Cl. 2A1B, 5.18%, 7/30/35                              340,000         341,594
-------------------------------------------------------------------------------------
Mastr Alternative Loan Trust, Pass-Through
Collateralized Mtg. Obligations, Series 2004-6, Cl.
10A1, 6%, 7/25/34                                             332,344         336,926
-------------------------------------------------------------------------------------
Mastr Asset Securitization Trust, Pass-Through
Collateralized Mtg. Obligations, Series 2004-9, Cl.
A3, 4.70%, 8/25/34 5                                          543,496         542,662
-------------------------------------------------------------------------------------
Mastr Seasoned Securities Trust, Collateralized Mtg.
Obligations, Series 2004-2, Cl. A1, 6.50%, 8/25/32            486,300         495,418
-------------------------------------------------------------------------------------
Nomura Asset Securities Corp., Commercial Mtg.                160,000         168,086
Pass-Through Certificates, Series 1998-D6, Cl. A1B,
6.59%, 3/15/30


8               |               Oppenheimer Disciplined Allocation Fund

Oppenheimer Disciplined Allocation Fund

STATEMENT OF INVESTMENTS  July 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                            Principal
                                                               Amount           Value
-------------------------------------------------------------------------------------
COMMERCIAL CONTINUED
-------------------------------------------------------------------------------------
Prudential Mortgage Capital Co. II LLC, Commercial
Mtg. Pass-Through Certificates, Series PRU-HTG
2000-C1, Cl. A2, 7.306%, 10/6/15                        $     192,000   $     214,758
-------------------------------------------------------------------------------------
Residential Accredit Loans, Inc., Mtg. Asset-Backed
Pass-Through Certificates, Series 2003-QS1, Cl. A2,
5.75%, 1/25/33                                                182,558         183,782
-------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, Commercial
Mtg. Obligations:
Series 2005-C16, Cl. A2, 4.38%, 10/15/41                      270,000         266,790
Series 2005-C17, Cl. A2, 4.782%, 3/15/42                      300,000         300,787
-------------------------------------------------------------------------------------
Washington Mutual Mortgage Securities Corp.,
Collateralized Mtg. Pass-Through Certificates, Series
2005-AR5, Cl. A1, 4.688%, 5/25/35 5                           258,841         259,309
-------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities Trust,
Collateralized Mtg. Obligations:
Series 2004-DD, Cl. 2 A1, 4.535%, 1/25/35 5                   306,810         306,449
Series 2004-N, Cl. A10, 3.803%, 8/25/34 3                     149,458         149,570
Series 2004-W, Cl. A2, 4.605%, 11/25/34 5                      76,266          76,102
                                                                        -------------
                                                                            6,247,532
-------------------------------------------------------------------------------------
RESIDENTIAL--0.3%
Countrywide Alternative Loan Trust, Collateralized
Mtg. Obligations, Series 2005-J1, Cl. 3A1, 6.50%,
8/25/32                                                       441,723         451,110
                                                                        -------------
Total Mortgage-Backed Obligations (Cost $39,216,855)                       39,103,160
-------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--5.5%
-------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. Unsec. Nts.:
3.625%, 9/15/06                                             1,065,000       1,059,289
4.125%, 7/12/10                                               250,000         247,037
6.625%, 9/15/09                                               240,000         260,466
-------------------------------------------------------------------------------------
Federal National Mortgage Assn. Unsec. Nts.:
3.75%, 5/17/07                                                460,000         456,413
4.25%, 7/15/07                                                550,000         551,089
6%, 5/15/11                                                   600,000         646,371
7.25%, 1/15/10 9                                              750,000         836,307
7.25%, 5/15/30                                                170,000         228,914
-------------------------------------------------------------------------------------
Tennessee Valley Authority Bonds:
4.65%, 6/15/35                                                280,000         270,384
5.375%, 11/13/08                                              109,000         112,593
Series A, 6.79%, 5/23/12                                      950,000       1,075,582
-------------------------------------------------------------------------------------
U.S. Treasury Bonds:
STRIPS, 2.99%, 2/15/10 10                                     125,000         104,016
STRIPS, 4.96%, 2/15/16 10                                     171,000         107,425
-------------------------------------------------------------------------------------
U.S. Treasury Nts.:
3.625%, 6/15/10                                               287,000         280,767
3.75%, 3/31/07                                                600,000         597,751
3.875%, 7/15/10                                               267,000         264,101
4%, 2/15/15                                                   125,000         122,173
4.125%, 5/15/15                                               120,000         118,519
                                                                        -------------
Total U.S. Government Obligations (Cost $7,397,265)                         7,339,197
-------------------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS--0.1%
-------------------------------------------------------------------------------------
United Mexican States Nts., 7.50%, 1/14/12 (Cost
$110,861)                                                     110,000         123,145


9               |               Oppenheimer Disciplined Allocation Fund

Oppenheimer Disciplined Allocation Fund

STATEMENT OF INVESTMENTS  July 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                            Principal
                                                               Amount           Value
-------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES--13.5%
-------------------------------------------------------------------------------------
Aetna, Inc., 7.375% Sr. Unsec. Nts., 3/1/06             $     250,000   $     254,402
-------------------------------------------------------------------------------------
Albertson's, Inc.:
8% Sr. Unsec. Debs., 5/1/31                                   135,000         163,534
8.70% Sr. Unsec. Debs., 5/1/30                                 64,000          82,102
-------------------------------------------------------------------------------------
Allied Waste North America, Inc., 8.875% Sr. Nts.,
Series B, 4/1/08                                              110,000         116,600
-------------------------------------------------------------------------------------
Allstate Financial Global Funding LLC, 4.25% Nts.,
9/10/08 11                                                     50,000          49,661
-------------------------------------------------------------------------------------
Allstate Life Global Funding II, 3.50% Nts., 7/30/07           65,000          63,877
-------------------------------------------------------------------------------------
AOL Time Warner, Inc., 7.70% Debs., 5/1/32                    145,000         181,743
-------------------------------------------------------------------------------------
AT&T Wireless Services, Inc., 8.125% Sr. Unsec. Nts.,
5/1/12                                                        180,000         212,876
-------------------------------------------------------------------------------------
Bank of America Corp., 4.875% Sr. Unsec. Nts., 1/15/13          3,000           3,013
-------------------------------------------------------------------------------------
Bankers Trust Corp., 7.375% Unsec. Sub. Nts., 5/1/08           20,000          21,430
-------------------------------------------------------------------------------------
Barclays Bank plc, 6.278% Perpetual Bond 12                   240,000         242,782
-------------------------------------------------------------------------------------
Beazer Homes USA, Inc., 6.875% Sr. Nts., 7/15/15 11           130,000         131,950
-------------------------------------------------------------------------------------
Boeing Capital Corp., 5.75% Sr. Nts., 2/15/07                  21,000          21,430
-------------------------------------------------------------------------------------
British Telecommunications plc, 8.875% Bonds, 12/15/30        115,000         161,876
-------------------------------------------------------------------------------------
Canadian National Railway Co., 4.25% Nts., 8/1/09              32,000          31,537
-------------------------------------------------------------------------------------
CenterPoint Energy, Inc., 7.25% Sr. Nts., Series B,
9/1/10                                                        145,000         158,913
-------------------------------------------------------------------------------------
Chancellor Media CCU, 8% Sr. Unsec. Nts., 11/1/08             240,000         257,546
-------------------------------------------------------------------------------------
CIGNA Corp.:
7% Sr. Unsec. Nts., 1/15/11                                    85,000          93,525
7.40% Unsec. Nts., 5/15/07                                    180,000         188,524
-------------------------------------------------------------------------------------
CIT Group, Inc., 7.75% Sr. Unsec. Unsub. Nts., 4/2/12         100,000         115,313
-------------------------------------------------------------------------------------
Citigroup, Inc., 6.625% Unsec. Sub. Nts., 6/15/32             230,000         265,896
-------------------------------------------------------------------------------------
Citizens Communications Co., 9.25% Sr. Nts., 5/15/11           60,000          67,350
-------------------------------------------------------------------------------------
ConAgra Foods, Inc., 6% Nts., 9/15/06                         130,000         131,632
-------------------------------------------------------------------------------------
Constellation Energy Group, Inc., 7% Unsec. Nts.,
4/1/12                                                        205,000         227,368
-------------------------------------------------------------------------------------
Countrywide Financial Corp., 4.50% Nts., Series A,
6/15/10                                                       135,000         132,979
-------------------------------------------------------------------------------------
Cox Communications, Inc., 7.875% Unsec. Nts., 8/15/09          30,000          33,074
-------------------------------------------------------------------------------------
Cox Enterprises, Inc., 7.375% Unsec. Debs.,
6/15/09 11                                                    130,000         140,401
-------------------------------------------------------------------------------------
Credit Suisse First Boston, Inc. (USA), 5.50% Nts.,
8/15/13                                                       250,000         260,224
-------------------------------------------------------------------------------------
CSX Corp., 6.25% Unsec. Nts., 10/15/08                        120,000         125,516
-------------------------------------------------------------------------------------
D.R. Horton, Inc., 6.125% Nts., 1/15/14                       115,000         119,092
-------------------------------------------------------------------------------------
DaimlerChrysler NA Holdings Corp.:
7.20% Unsec. Nts., 9/1/09                                     135,000         145,337
8% Nts., 6/15/10                                               96,000         107,178
-------------------------------------------------------------------------------------
Delhaize America, Inc., 9% Unsub. Debs., 4/15/31              100,000         125,251
-------------------------------------------------------------------------------------
Deutsche Telekom International Finance BV, 8.50%
Unsub. Nts., 6/15/10                                          155,000         177,062
-------------------------------------------------------------------------------------
Dominion Resources, Inc., 8.125% Sr. Unsub. Nts.,
6/15/10                                                       190,000         215,957
-------------------------------------------------------------------------------------
DTE Energy Co., 6.45% Sr. Unsub. Nts., 6/1/06                 120,000         122,003
-------------------------------------------------------------------------------------
EOP Operating LP, 8.10% Unsec. Nts., 8/1/10                   205,000         232,342
-------------------------------------------------------------------------------------
Federated Department Stores, Inc., 6.625% Sr. Unsec.
Nts., 9/1/08                                                  160,000         169,183
-------------------------------------------------------------------------------------
FedEx Corp., 2.65% Unsec. Nts., 4/1/07                        275,000         267,083
-------------------------------------------------------------------------------------
FirstEnergy Corp.:
5.50% Sr. Unsub. Nts., Series A, 11/15/06                     105,000         106,372
7.375% Sr. Unsub. Nts., Series C, 11/15/31                    120,000         144,782
-------------------------------------------------------------------------------------
Ford Motor Credit Co.:
6.25% Unsec. Nts., 12/8/05                                    110,000         110,533
6.50% Unsec. Nts., 1/25/07                                    125,000         126,352
7.375% Nts., 10/28/09                                          55,000          54,927
7.60% Nts., 8/1/05                                             85,000          85,000


10               |               Oppenheimer Disciplined Allocation Fund

Oppenheimer Disciplined Allocation Fund

STATEMENT OF INVESTMENTS  July 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                            Principal
                                                               Amount           Value
-------------------------------------------------------------------------------------
France Telecom SA:
8% Sr. Unsec. Nts., 3/1/11 5                            $     120,000   $     137,582
8.75% Sr. Unsec. Nts., 3/1/31 5                                45,000          62,165
-------------------------------------------------------------------------------------
Franklin Resources, Inc., 3.70% Nts., 4/15/08                  80,000          78,095
-------------------------------------------------------------------------------------
Gap, Inc. (The):
6.90% Nts., 9/15/07 3                                         135,000         140,874
9.55% Unsub. Nts., 12/15/08 5                                  29,000          33,092
-------------------------------------------------------------------------------------
General Mills, Inc., 3.875% Nts., 11/30/07                    190,000         187,198
-------------------------------------------------------------------------------------
General Motors Acceptance Corp., 6.125% Nts., 9/15/06         520,000         523,567
-------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The), 5.70% Sr. Unsec.
Nts., 9/1/12                                                  240,000         250,818
-------------------------------------------------------------------------------------
HCA, Inc., 7.125% Sr. Unsec. Nts., 6/1/06                      82,000          83,918
-------------------------------------------------------------------------------------
Hertz Corp. (The), 6.35% Nts., 6/15/10                        275,000         260,612
-------------------------------------------------------------------------------------
Hilton Hotels Corp., 8.25% Sr. Unsec. Nts., 2/15/11           114,000         130,143
-------------------------------------------------------------------------------------
HSBC Finance Corp., 4.75% Sr. Unsec. Nts., 7/15/13            265,000         260,161
-------------------------------------------------------------------------------------
IPALCO Enterprises, Inc., 8.375% Sr. Sec. Nts.,
11/14/08(3,5)                                                 110,000         119,625
-------------------------------------------------------------------------------------
iStar Financial, Inc., 4.875% Sr. Unsec. Nts., Series
B, 1/15/09                                                    175,000         173,418
-------------------------------------------------------------------------------------
J.C. Penney Co., Inc. (Holding Co.), 7.40% Nts.,
4/1/37                                                        155,000         169,591
-------------------------------------------------------------------------------------
John Hancock Global Funding II, 7.90% Nts., 7/2/10 11         111,000         126,884
-------------------------------------------------------------------------------------
JPMorgan Capital XV, 5.875% Nts., 3/15/35                     180,000         180,641
-------------------------------------------------------------------------------------
K. Hovnanian Enterprises, Inc., 6.50% Sr. Nts.,
1/15/14                                                       130,000         133,250
-------------------------------------------------------------------------------------
Kinder Morgan, Inc., 6.50% Sr. Unsec. Nts., 9/1/12            150,000         163,208
-------------------------------------------------------------------------------------
Kraft Foods, Inc., 5.25% Nts., 6/1/07                         300,000         304,226
-------------------------------------------------------------------------------------
Kroger Co. (The), 7.80% Sr. Nts., 8/15/07                     180,000         190,682
-------------------------------------------------------------------------------------
Lear Corp., 8.11% Sr. Unsec. Nts., Series B, 5/15/09          210,000         217,800
-------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., 7% Nts., 2/1/08               165,000         174,549
-------------------------------------------------------------------------------------
Lehman Brothers, Inc., 6.625% Sr. Sub. Nts., 2/15/08           25,000          26,246
-------------------------------------------------------------------------------------
Lennar Corp., 5.95% Sr. Unsec. Nts., 3/1/13                   125,000         130,018
-------------------------------------------------------------------------------------
Liberty Media Corp., 5.70% Sr. Unsec. Nts., 5/15/13           140,000         129,765
-------------------------------------------------------------------------------------
Liberty Property Trust, 5.65% Sr. Nts., 8/15/14               130,000         133,251
-------------------------------------------------------------------------------------
Lockheed Martin Corp.:
7.65% Unsec. Unsub. Debs., 5/1/16                              94,000         114,565
8.50% Bonds, 12/1/29                                           30,000          42,377
-------------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc., 5.875% Sr. Unsec. Bonds,
8/1/33                                                        170,000         157,304
-------------------------------------------------------------------------------------
May Department Stores Co.:
3.95% Nts., 7/15/07                                            96,000          94,895
7.90% Unsec. Debs., 10/15/07                                  105,000         111,267
-------------------------------------------------------------------------------------
MBNA Corp., 7.50% Sr. Nts., Series F, 3/15/12                 200,000         229,220
-------------------------------------------------------------------------------------
Mellon Bank NA, 4.75% Unsec. Sub. Nts., 12/15/14              210,000         208,205
-------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 5% Sr. Unsub. Nts., Series
C, 2/3/14                                                     255,000         255,438
-------------------------------------------------------------------------------------
MetLife, Inc., 5% Nts., 6/15/15                                90,000          90,031
-------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 5.875% Sr. Unsec.
Nts., 10/1/12                                                 220,000         229,314
-------------------------------------------------------------------------------------
Morgan Stanley, 6.60% Nts., 4/1/12                            125,000         136,518
-------------------------------------------------------------------------------------
National City Bank, 6.20% Sub. Nts., 12/15/11                  17,000          18,343
-------------------------------------------------------------------------------------
Nationwide Financial Services, Inc., 5.90% Nts.,
7/1/12                                                         95,000         100,698
-------------------------------------------------------------------------------------
NiSource Finance Corp., 7.875% Sr. Unsec. Nts.,
11/15/10                                                      190,000         214,882
-------------------------------------------------------------------------------------
Northrop Grumman Corp., 7.125% Sr. Nts., 2/15/11              160,000         178,161
-------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 7.875% Unsec.
Unsub. Nts., 2/1/09                                            80,000          87,000
-------------------------------------------------------------------------------------
Petroleum Export Ltd. Cayman SPV, 4.623% Sr. Nts.,
Cl. A1, 6/15/10 3                                             400,000         399,760
-------------------------------------------------------------------------------------
PF Export Receivables Master Trust, 3.748% Sr. Nts.,
Series B, 6/1/13 11                                            68,063          64,574
-------------------------------------------------------------------------------------
Portland General Electric Co., 8.125% First Mortgage
Nts., 2/1/10 11                                                95,000         106,798
-------------------------------------------------------------------------------------


11               |               Oppenheimer Disciplined Allocation Fund

Oppenheimer Disciplined Allocation Fund

STATEMENT OF INVESTMENTS  July 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                            Principal
                                                               Amount           Value
-------------------------------------------------------------------------------------
Prudential Holdings LLC, 8.695% Bonds, Series C,
12/18/23 11                                             $     295,000   $     379,135
--------------------------------------------------------------------------------------
Prudential Insurance Co. of America, 8.30% Nts.,
7/1/25                                                        260,000         340,999
--------------------------------------------------------------------------------------
PSE&G Energy Holdings LLC, 7.75% Unsec. Nts.,
4/16/07 3                                                     115,000         119,888
--------------------------------------------------------------------------------------
PSE&G Power LLC, 6.875% Sr. Unsec. Nts., 4/15/06              130,000         132,232
--------------------------------------------------------------------------------------
Safeway, Inc., 7.50% Sr. Unsec. Nts., 9/15/09                 175,000         190,074
--------------------------------------------------------------------------------------
Sempra Energy, 7.95% Sr. Unsec. Unsub. Nts., 3/1/10           127,000         142,534
--------------------------------------------------------------------------------------
Simon Property Group LP:
5.45% Unsec. Nts., 3/15/13                                    115,000         116,963
5.625% Unsec. Unsub. Nts., 8/15/14                             85,000          87,212
--------------------------------------------------------------------------------------
Sprint Capital Corp., 8.75% Nts., 3/15/32                     160,000         220,855
--------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc., 7.375%
Nts., 5/1/07                                                  190,000         198,550
--------------------------------------------------------------------------------------
SunTrust Banks, Inc.:
4% Nts., 10/15/08                                             135,000         132,796
7.75% Unsec. Sub. Nts., 5/1/10                                 11,000          12,412
--------------------------------------------------------------------------------------
TCI Communications, Inc., 9.80% Sr. Unsec. Debs.,
2/1/12                                                        245,000         306,126
--------------------------------------------------------------------------------------
Telefonos de Mexico SA de CV, 4.75% Nts., 1/27/10 11          165,000         163,600
--------------------------------------------------------------------------------------
Time Warner Entertainment Co. LP, 10.15% Sr. Nts.,
5/1/12                                                         65,000          82,761
--------------------------------------------------------------------------------------
Travelers Property Casualty Corp., 3.75% Sr. Unsec.
Nts., 3/15/08                                                 225,000         219,771
--------------------------------------------------------------------------------------
TXU Corp., 6.55% Nts., 11/15/34 11                            170,000         168,131
--------------------------------------------------------------------------------------
Tyco International Group SA:
6.375% Sr. Unsec. Unsub. Nts., 2/15/06                        180,000         182,035
6.75% Sr. Unsub. Nts., 2/15/11                                 76,000          83,295
--------------------------------------------------------------------------------------
UnitedHealth Group, Inc., 4.875% Bonds, 3/15/15                71,000          70,996
--------------------------------------------------------------------------------------
Univision Communications, Inc.:
2.875% Sr. Unsec. Nts., 10/15/06                               32,000          31,295
3.50% Sr. Unsec. Nts., 10/15/07                               165,000         160,360
--------------------------------------------------------------------------------------
Visteon Corp., 7.95% Sr. Unsec. Nts., 8/1/05                   78,000          78,000
--------------------------------------------------------------------------------------
Vornado Realty LP, 5.625% Sr. Unsec. Unsub. Nts.,
6/15/07                                                       245,000         248,082
--------------------------------------------------------------------------------------
Wachovia Corp., 5.50% Sr. Sub. Nts., 8/1/35                   140,000         140,307
--------------------------------------------------------------------------------------
Waste Management, Inc.:
6.875% Sr. Unsec. Nts., 5/15/09                                80,000          85,580
7% Sr. Nts., 7/15/28                                           90,000         101,927
--------------------------------------------------------------------------------------
Yum! Brands, Inc., 8.50% Sr. Unsec. Nts., 4/15/06             260,000         267,438
                                                                        --------------
Total Non-Convertible Corporate Bonds and Notes
(Cost $17,850,908)                                                         18,069,611
--------------------------------------------------------------------------------------
SHORT-TERM NOTES--0.4%
--------------------------------------------------------------------------------------
Federal Home Loan Bank,
3%, 8/1/05 (Cost $500,000)                                    500,000         500,000
--------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--5.3%
--------------------------------------------------------------------------------------
Undivided interest of 0.94% in joint repurchase
agreement (Principal Amount/Value $765,696,000, with
a maturity value of $765,904,652) with UBS Warburg
LLC, 3.27%, dated 7/29/05, to be repurchased at
$7,187,958 on 8/1/05, collateralized by Federal
National Mortgage Assn., 5%, 3/1/35, with a value of
$782,601,759  (Cost $7,186,000)                             7,186,000       7,186,000
--------------------------------------------------------------------------------------

Total Investments, at Value (Cost $141,222,385)                 115.0%    154,086,615
--------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                           (15.0)    (20,149,952)
                                                         -----------------------------
Net Assets                                                      100.0   $ 133,936,663
                                                         =============================

Footnotes to Statement of Investments

1. Non-income producing security.

2. A sufficient amount of liquid assets has been designated to cover outstanding written call options, as follows:

                          CONTRACTS   EXPIRATION     EXERCISE       PREMIUM
                    SUBJECT TO CALL         DATE        PRICE      RECEIVED       VALUE
----------------------------------------------------------------------------------------
Schering-Plough                 127      1/23/06    $   22.50    $   15,589    $  8,890
Corp.

3. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of July 31, 2005 was $3,038,653, which represents 2.27% of the Fund's net assets, none of which is considered restricted. See accompanying Notes to Quarterly Statement of Investments.

4. Received as the result of issuer reorganization.

5. Represents the current interest rate for a variable or increasing rate security.


12               |               Oppenheimer Disciplined Allocation Fund

Oppenheimer Disciplined Allocation Fund

STATEMENT OF INVESTMENTS  July 31, 2005/Unaudited
--------------------------------------------------------------------------------

6. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $1,641,473 or 1.23% of the Fund's net assets as of July 31, 2005.

7. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $103,709 or 0.08% of the Fund's net assets as of July 31, 2005.

8. When-issued security or forward commitment to be delivered and settled after July 31, 2005. See accompanying Notes to Quarterly Statement of Investments.

9. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures sales contracts. The aggregate market value of such securities is $245,317. See accompanying Notes to Quarterly Statement of Investments.

10. Zero coupon bond reflects effective yield on the date of purchase.

11. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $1,331,134 or 0.99% of the Fund's net assets as of July 31, 2005.

12. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of July 31, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities           $141,243,686
                                         =============

Gross unrealized appreciation            $ 16,019,317
Gross unrealized depreciation              (3,176,388)
                                         -------------
Net unrealized appreciation              $ 12,842,929
                                         =============

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic exchanges


13               |               Oppenheimer Disciplined Allocation Fund

Oppenheimer Disciplined Allocation Fund

STATEMENT OF INVESTMENTS  July 31, 2005/Unaudited
--------------------------------------------------------------------------------

are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, in the country that is identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Directors. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn


14               |               Oppenheimer Disciplined Allocation Fund

Oppenheimer Disciplined Allocation Fund

STATEMENT OF INVESTMENTS  July 31, 2005/Unaudited
--------------------------------------------------------------------------------

interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of July 31, 2005, the Fund had purchased $25,230,785 of securities issued on a when-issued basis or forward commitment and sold $4,952,122 of securities issued on a when-issued basis or forward commitment.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Directors.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.


15               |               Oppenheimer Disciplined Allocation Fund

Oppenheimer Disciplined Allocation Fund

STATEMENT OF INVESTMENTS  July 31, 2005/Unaudited
--------------------------------------------------------------------------------

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

FOREIGN CURRENCY CONTRACTS
A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

As of July 31, 2005, the Fund had no outstanding foreign currency contracts.

FUTURES CONTRACTS
A futures contract is a commitment to buy or sell a specific amount of a commodity or financial


16               |               Oppenheimer Disciplined Allocation Fund

Oppenheimer Disciplined Allocation Fund

STATEMENT OF INVESTMENTS  July 31, 2005/Unaudited
--------------------------------------------------------------------------------

instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations as the closing and expiration of futures contracts. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.


17               |               Oppenheimer Disciplined Allocation Fund

Oppenheimer Disciplined Allocation Fund

STATEMENT OF INVESTMENTS  July 31, 2005/Unaudited
--------------------------------------------------------------------------------
As of July 31, 2005, the Fund had outstanding futures contracts as follows:

                                                                                         UNREALIZED
                                  EXPIRATION    NUMBER OF      VALUATION AS OF         APPRECIATION
CONTRACT DESCRIPTION                   DATES    CONTRACTS        JULY 31, 2005       (DEPRECIATION)
---------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
U.S. Long Bonds                      9/21/05           47       $    5,419,688          $  (45,569)
                                                                                        -----------

CONTRACTS TO SELL
U.S. Treasury Nts., 2 yr.            9/30/05           78           16,105,781               87,093
U.S. Treasury Nts., 5 yr.            9/21/05           68            7,289,813              110,174
U.S. Treasury Nts., 10 yr.           9/21/05            7              776,891                6,694
                                                                                        -----------
                                                                                            203,961
                                                                                        -----------
                                                                                        $   158,392
                                                                                        ===========

OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

Securities designated to cover outstanding call options are noted in the Statement of Investments


18               |               Oppenheimer Disciplined Allocation Fund

Oppenheimer Disciplined Allocation Fund

STATEMENT OF INVESTMENTS  July 31, 2005/Unaudited
--------------------------------------------------------------------------------

where applicable. Contracts subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the period ended July 31, 2005 was as follows:

                                          CALL OPTIONS
                                 -------------------------------
                                     NUMBER OF         AMOUNT OF
                                     CONTRACTS          PREMIUMS
----------------------------------------------------------------
Options outstanding as of
October 31, 2004                            --       $        --
Options written                            127            15,589
                                 --------------------------------
Options outstanding as of
July 31, 2005                               12       $    15,589
                                 ================================

TOTAL RETURN SWAP CONTRACTS
The Fund may enter into a total return swap transaction to maintain a total return on a particular investment, or portion of its portfolio, or for other non-speculative purposes. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The Fund records an increase or decrease to unrealized gain (loss), in the amount due to or owed by the Fund at termination or settlement. Total return swaps are subject to risks (if the counterparty fails to meet its obligations).


19               |               Oppenheimer Disciplined Allocation Fund

As of July 31, 2005, the Fund had total return swap agreements outstanding as follows:

                                             PAID BY       RECEIVED BY
                          NOTIONAL       THE FUND AT       THE FUND AT    TERMINATION        UNREALIZED
SWAP COUNTERPARTY           AMOUNT     JULY 31, 2005     JULY 31, 2005           DATE      DEPRECIATION
-------------------------------------------------------------------------------------------------------
UBS AG                 $ 1,000,000   One-Month LIBOR             1.51%        12/1/05         $  15,856
                                         Minus 0.25%

Index abbreviations are as follows:

LIBOR                        London-Interbank Offered Rate

ILLIQUID OR RESTRICTED SECURITIES
As of July 31, 2005, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Directors as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Securities that are illiquid or restricted are marked with the applicable footnote on the Statement of Investments. Information concerning restricted securities is as follows:

                          ACQUISITION           VALUATION AS OF      UNREALIZED
SECURITY                         DATE   COST      JULY 31, 2005    DEPRECIATION
-------------------------------------------------------------------------------
Geotek Communications,
Inc., Series B, Escrow
Shares                         1/4/01   $400               $ --           $ 400


20               |               Oppenheimer Disciplined Allocation Fund

Oppenheimer Value Fund

STATEMENT OF INVESTMENTS   July 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             SHARES              VALUE
-------------------------------------------------------------------------------------------------------
COMMON STOCKS--96.3%
-------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--6.1%
-------------------------------------------------------------------------------------------------------
MEDIA--6.1%
Liberty Global, Inc., Series A 1                                          1,208,546     $   57,333,422
-------------------------------------------------------------------------------------------------------
News Corp., Inc., Cl. A                                                     850,200         13,926,276
                                                                                        ---------------
                                                                                            71,259,698
CONSUMER STAPLES--4.8%
-------------------------------------------------------------------------------------------------------
TOBACCO--4.8%
Altria Group, Inc.                                                          840,700         56,293,272
ENERGY--10.6%
-------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--3.9%
Halliburton Co.                                                             824,710         46,224,996
-------------------------------------------------------------------------------------------------------
OIL & GAS--6.7%
BP plc, ADR                                                                 905,130         59,629,964
-------------------------------------------------------------------------------------------------------
Petroleo Brasileiro SA, ADR                                                 346,280         18,203,940
                                                                                        ---------------
                                                                                            77,833,904
FINANCIALS--29.1%
-------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--6.7%
Bank of America Corp.                                                       494,678         21,567,961
-------------------------------------------------------------------------------------------------------
Wells Fargo & Co.                                                           916,910         56,243,259
                                                                                        ---------------
                                                                                            77,811,220
-------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--14.2%
Alliance Capital Management Holding LP                                      215,100          9,793,503
-------------------------------------------------------------------------------------------------------
Capital One Financial Corp.                                                 383,400         31,630,500
-------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                           1,274,666         55,447,971
-------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                      1,308,800         45,991,232
-------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                                              220,700         23,202,191
                                                                                        ---------------
                                                                                           166,065,397
-------------------------------------------------------------------------------------------------------
INSURANCE--5.3%
Everest Re Group Ltd.                                                       118,100         11,502,940
-------------------------------------------------------------------------------------------------------
Genworth Financial, Inc., Cl. A                                           1,009,670         31,663,251
-------------------------------------------------------------------------------------------------------
Platinum Underwriters Holdings Ltd.                                         539,870         18,717,293
                                                                                        ---------------
                                                                                            61,883,484
-------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--2.9%
Countrywide Financial Corp.                                                 655,840         23,610,240
-------------------------------------------------------------------------------------------------------
Freddie Mac                                                                 168,270         10,648,126
                                                                                        ---------------
                                                                                            34,258,366
HEALTH CARE--4.0%
-------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--1.5%
Wyeth                                                                       375,790         17,192,393
-------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--2.5%
Sanofi-Aventis SA, ADR                                                      683,000         29,573,900
INDUSTRIALS--14.8%
-------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--8.7%
Honeywell International, Inc.                                             1,545,000         60,687,600
-------------------------------------------------------------------------------------------------------
Raytheon Co.                                                              1,033,050         40,629,857
                                                                                        ---------------
                                                                                           101,317,457
-------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--4.3%
Cendant Corp.                                                             2,330,140         49,771,790


1               |               Oppenheimer Value Fund

Oppenheimer Value Fund

STATEMENT OF INVESTMENTS   July 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             SHARES              VALUE
-------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--1.8%
General Electric Co.                                                        284,860     $    9,827,670
-------------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                     369,730         11,265,673
                                                                                        ---------------
                                                                                            21,093,343
INFORMATION TECHNOLOGY--13.1%
-------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--2.0%
International Business Machines Corp.                                       281,550         23,498,163
-------------------------------------------------------------------------------------------------------
SOFTWARE--11.1%
Microsoft Corp.                                                           1,932,860         49,500,545
-------------------------------------------------------------------------------------------------------
Novell, Inc. 1                                                            1,846,140         11,224,531
-------------------------------------------------------------------------------------------------------
Synopsys, Inc. 1                                                          1,932,400         35,768,724
-------------------------------------------------------------------------------------------------------
Take-Two Interactive Software, Inc. 1                                     1,308,925         32,212,644
                                                                                        ---------------
                                                                                           128,706,444
MATERIALS--3.3%
-------------------------------------------------------------------------------------------------------
CHEMICALS--2.2%
Praxair, Inc.                                                               520,580         25,711,446
-------------------------------------------------------------------------------------------------------
METALS & MINING--1.1%
Phelps Dodge Corp.                                                          116,500         12,401,425
TELECOMMUNICATION SERVICES--2.8%
-------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--2.8%
IDT Corp., Cl. B 1                                                        1,263,103         16,407,708
-------------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                                488,590         16,724,436
                                                                                        ---------------
                                                                                            33,132,144
UTILITIES--7.7%
-------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--6.8%
AES Corp. (The) 1                                                         2,030,980         32,597,229
-------------------------------------------------------------------------------------------------------
CMS Energy Corp. 1                                                          823,300         13,041,072
-------------------------------------------------------------------------------------------------------
NRG Energy, Inc. 1                                                          237,600          9,111,960
-------------------------------------------------------------------------------------------------------
PG&E Corp.                                                                  264,030          9,935,449
-------------------------------------------------------------------------------------------------------
Reliant Energy, Inc. 1                                                    1,108,930         14,704,412
                                                                                        ---------------
                                                                                            79,390,122
-------------------------------------------------------------------------------------------------------
GAS UTILITIES--0.9%
Sempra Energy                                                               251,430         10,685,775
                                                                                        ---------------
Total Common Stocks (Cost $994,781,126)                                                  1,124,104,739


2               |               Oppenheimer Value Fund

Oppenheimer Value Fund

STATEMENT OF INVESTMENTS   July 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT              Value
-------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--4.0%
-------------------------------------------------------------------------------------------------------

Undivided interest of 6.05% in joint repurchase agreement (Principal Amount/Value $765,696,000, with a maturity value of $765,904,652) with UBS Warburg LLC, 3.27%, dated 7/29/05, to be repurchased at $46,362,630 on 8/1/05, collateralized by Federal National Mortgage Assn., 5%, 3/1/35, with a value of

$782,601,759  (Cost $46,350,000)                                        $46,350,000         46,350,000
-------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $1,041,131,126)                             100.3%    $1,170,454,739
-------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                          (0.3)        (3,378,625)
                                                                        -------------------------------
Net Assets                                                                    100.0%    $1,167,076,114
                                                                        ===============================

Footnote to Statement of Investments

1. Non-income producing security.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of July 31, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $1,042,709,084
                                              ==============

Gross unrealized appreciation                 $  138,426,011
Gross unrealized depreciation                    (10,680,356)
                                              --------------
Net unrealized appreciation                   $  127,745,655
                                              ==============

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when


3               |               Oppenheimer Value Fund

Oppenheimer Value Fund

STATEMENT OF INVESTMENTS   July 31, 2005/Unaudited
--------------------------------------------------------------------------------

the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, in the country that is identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Directors. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Directors.


4               |               Oppenheimer Value Fund

Oppenheimer Value Fund

STATEMENT OF INVESTMENTS   July 31, 2005/Unaudited
--------------------------------------------------------------------------------

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.


5               |               Oppenheimer Value Fund

ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of July 31, 2005, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Series Fund, Inc.


By:
       /s/ John V. Murphy
       ------------------
       John V. Murphy
       Principal Executive Officer

Date:  September 13, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:
       /s/ John V. Murphy
       ------------------
       John V. Murphy
       Principal Executive Officer

Date:  September 13, 2005


By:
       /s/ Brian W. Wixted
       -------------------
       Brian W. Wixted
       Principal Financial Officer

Date:  September 13, 2005